Schedule of Investments
(unaudited)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(a)
.................. GBP 57 $ 80,625
Total Asset-Backed Securities — 0.0%
(Cost: $ 74,058 ) ................................. 80,625
Shares
Shares
Common Stocks
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(b)
.............. 880 556
Hotels, Restaurants & Leisure — 0.0%
Churchill Downs, Inc. .................. 5,929 575,172
Metals & Mining — 0.1%
Constellium SE , Class A
(b)
............... 76,922 1,144,600
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP ................... 121,701 2,088,389
Enterprise Products Partners LP ........... 44,595 1,394,486
MPLX LP .......................... 14,663 732,417
Plains All American Pipeline LP
(b)
.......... 6,271 106,983
Western Midstream Partners LP ........... 3,632 142,701
4,464,976
Specialized REITs — 0.2%
VICI Properties, Inc. ................... 63,697 2,077,159
Total Common Stocks — 0 .7%
(Cost: $ 8,023,924 ) ............................... 8,262,463
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(c)
... USD 789 812,216
ATI, Inc.
4.88% , 10/01/29 ................... 225 221,212
7.25% , 08/15/30 ................... 1,106 1,160,952
5.13% , 10/01/31 ................... 934 919,172
Axon Enterprise, Inc., 6.25%, 03/15/33
(c)
..... 166 170,863
Bombardier, Inc.
(c)
8.75% , 11/15/30 ................... 611 658,897
7.25% , 07/01/31 ................... 249 263,948
7.00% , 06/01/32 ................... 1,260 1,316,931
6.75% , 06/15/33 ................... 1,004 1,047,733
BWX Technologies, Inc., 4.13%, 06/30/28
(c)
... 457 446,086
Carpenter Technology Corp., 7.63%, 03/15/30 . 505 518,951
Czechoslovak Group A/S, 5.25%, 01/10/31
(a)
.. EUR 100 122,101
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(c)
................. USD 3,621 3,684,730
Goat Holdco LLC, 6.75%, 02/01/32
(c)
....... 829 849,725
Spirit AeroSystems, Inc.
(c)
9.38% , 11/30/29 ................... 1,201 1,264,916
9.75% , 11/15/30 ................... 1,343 1,477,023
TransDigm, Inc.
(c)
6.75% , 08/15/28 ................... 1,173 1,195,356
6.38% , 03/01/29 ................... 2,650 2,709,363
6.63% , 03/01/32 ................... 1,905 1,961,283
6.00% , 01/15/33 ................... 2,771 2,801,711
6.38% , 05/31/33 ................... 3,759 3,801,262
6.25% , 01/31/34 ................... 584 600,597
6.75% , 01/31/34 ................... 4,121 4,260,945
32,265,973
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
(c)
Rand Parent LLC, 8.50%, 02/15/30 ........ USD 624 $ 648,377
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 195 205,341
853,718
Automobile Components — 1.3%
American Axle & Manufacturing, Inc.
(c)
6.38% , 10/15/32 ................... 458 457,227
7.75% , 10/15/33 ................... 478 481,726
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(d)
............ 600 612,989
Clarios Global LP
6.75% , 05/15/28
(c)
.................. 1,076 1,099,765
6.75% , 02/15/30
(c)
.................. 1,978 2,043,294
4.75% , 06/15/31
(c)
.................. EUR 835 998,804
4.75% , 06/15/31
(a)
.................. 100 119,617
6.75% , 09/15/32
(c)
.................. USD 2,047 2,092,361
Dana, Inc.
4.25% , 09/01/30 ................... 257 254,518
4.50% , 02/15/32 ................... 392 385,987
Forvia SE, 5.50%, 06/15/31
(a)
........... EUR 126 152,095
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
USD 273 286,378
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 176 169,959
6.63% , 07/15/30 ................... 488 495,154
5.25% , 04/30/31 ................... 39 36,855
5.63% , 04/30/33 ................... 248 230,743
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,217 2,179,192
9.75% , 01/15/29 ................... 454 458,199
4.38% , 02/01/29 ................... 317 273,637
10.00% , 11/15/29
(c)
................. 1,031 1,035,555
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(a) (d) (e)
............ EUR 100 122,965
Mahle GmbH, 6.50%, 05/02/31
(a)
......... 100 121,532
Schaeffler AG, 4.25%, 04/01/28
(a)
......... 100 119,329
Tenneco, Inc., 8.00%, 11/17/28
(c)
......... USD 1,103 1,105,014
ZF Europe Finance BV, 7.00%, 06/12/30
(a)
.... EUR 100 121,870
15,454,765
Automobiles — 0.6%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
................. USD 361 353,439
10.38% , 03/31/29
(a)
................. GBP 100 130,770
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(c)
...................... USD 1,354 1,354,462
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(a)
.................. EUR 100 119,651
7.75% , 07/17/32
(c)
.................. USD 818 865,659
6.38% , 07/17/33
(c)
.................. EUR 435 525,805
8.13% , 07/17/35
(c)
.................. USD 1,835 1,969,863
RCI Banque SA
(a)(d)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 100 123,496
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 100 119,454
Renault SA, 3.88%, 09/30/30
(a)
........... 100 117,227
Rivian Holdings LLC, 10.00%, 01/15/31
(c)
.... USD 691 643,249
6,323,075
Banks — 1.5%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (d)
EUR 100 120,900
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (d)
..................... 200 239,459

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Espirito Santo SA
(a)(b)(f)
2.63% , 05/08/17 ................... EUR 100 $ 25,829
4.75% , 01/15/18 ................... 100 25,829
4.00% , 01/21/25 ................... 100 25,829
Bank of America Corp.
(d)(g)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... USD 3,150 3,277,540
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 1,420 1,438,143
Bankinter SA, (5-Year EURIBOR ICE Swap Rate
+ 4.71%), 7.38%
(a) (d) (g)
............... EUR 200 254,954
Barclays plc
(d)(g)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 940 901,772
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 200 211,709
(USISSO05 + 5.78%), 9.63% .......... 2,040 2,315,935
(USISSO05 + 3.69%), 7.63% .......... 600 635,810
CaixaBank SA, (5-Year EURIBOR ICE Swap
Rate + 3.94%), 6.25%
(a) (d) (g)
........... EUR 200 245,636
Citigroup, Inc.
(d)(g)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 1,885 1,947,437
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 1,130 1,147,251
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 451 463,180
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 555 571,959
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 450 477,967
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (d) (g)
........... EUR 100 119,277
Intesa Sanpaolo SpA, (5-Year EUR Swap Annual
+ 5.85%), 5.50%
(a) (d) (g)
............... 250 303,372
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (d)
125 157,877
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(d) (g)
................. USD 565 636,052
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(c) (d) (g)
................ 250 261,878
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(d)
..... 1,055 1,110,377
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(d) (g)
................. 456 479,206
17,395,178
Biotechnology — 0.1%
Grifols SA
(a)
2.25% , 11/15/27 ................... EUR 697 804,604
7.13% , 05/01/30 ................... 100 123,672
928,276
Broadline Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(c)
....... USD 282 265,038
B&M European Value Retail SA, 6.50%,
11/27/31
(a)
...................... GBP 100 136,252
Getty Images, Inc., 11.25%, 02/21/30
(c)
...... USD 520 496,563
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Match Group Holdings II LLC
(c)
4.63% , 06/01/28 ................... USD 231 $ 226,918
3.63% , 10/01/31 ................... 413 374,312
6.13% , 09/15/33 ................... 1,049 1,058,215
Rakuten Group, Inc.
(c)
11.25% , 02/15/27 .................. 521 564,683
9.75% , 04/15/29 ................... 1,400 1,574,251
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(d) (g)
.. 268 278,585
4,974,817
Building Products — 2.1%
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(c)
...................... 674 701,491
Builders FirstSource, Inc.
(c)
6.38% , 03/01/34 ................... 249 256,497
6.75% , 05/15/35 ................... 922 962,690
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(c)
..... 203 212,602
EMRLD Borrower LP
6.38% , 12/15/30
(a)
.................. EUR 100 122,657
6.38% , 12/15/30
(c)
.................. 370 453,831
6.63% , 12/15/30
(c)
.................. USD 3,036 3,120,853
6.75% , 07/15/31
(c)
.................. 2,322 2,411,755
JELD-WEN, Inc.
(c)
4.88% , 12/15/27 ................... 598 583,562
7.00% , 09/01/32 ................... 541 456,863
JH North America Holdings, Inc.
(c)
5.88% , 01/31/31 ................... 706 716,812
6.13% , 07/31/32 ................... 607 621,734
New Enterprise Stone & Lime Co., Inc.
(c)
5.25% , 07/15/28 ................... 181 179,329
9.75% , 07/15/28 ................... 491 492,090
PCF GmbH, 4.75%, 04/15/29
(a)
.......... EUR 101 91,542
Quikrete Holdings, Inc.
(c)
6.38% , 03/01/32 ................... USD 3,368 3,488,723
6.75% , 03/01/33 ................... 1,769 1,839,218
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 ................... 112 112,036
8.88% , 11/15/31 ................... 663 700,090
Standard Building Solutions, Inc.
(c)
6.50% , 08/15/32 ................... 1,824 1,871,462
6.25% , 08/01/33 ................... 1,897 1,922,392
Standard Industries, Inc.
2.25% , 11/21/26
(a)
.................. EUR 147 170,886
4.75% , 01/15/28
(c)
.................. USD 3 2,974
4.38% , 07/15/30
(c)
.................. 1,161 1,113,143
3.38% , 01/15/31
(c)
.................. 416 376,716
Wilsonart LLC, 11.00%, 08/15/32
(c)
........ 929 904,334
23,886,282
Capital Markets — 2.0%
Apollo Debt Solutions BDC
5.88% , 08/30/30
(c)
.................. 490 498,598
6.70% , 07/29/31 ................... 395 418,625
6.55% , 03/15/32
(c)
.................. 108 113,334
Ares Strategic Income Fund
5.60% , 02/15/30 ................... 316 319,084
5.80% , 09/09/30
(c)
.................. 540 548,755
5.15% , 01/15/31
(c)
.................. 536 529,617
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 165 165,844
Blackstone Private Credit Fund, 6.00%, 11/22/34 1,571 1,608,778
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 1,175 1,208,254
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 253 262,098
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 144 148,567

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(d)
............ USD 1,540 $ 1,526,861
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................. 410 378,818
Deutsche Bank AG
(a)(d)(g)
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ........................ EUR 200 247,724
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ........................ 200 253,069
Focus Financial Partners LLC, 6.75%, 09/15/31
(c)
USD 1,248 1,278,099
Goldman Sachs Group, Inc. (The)
(d)(g)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 1,020 1,059,503
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 2,224 2,257,166
HAT Holdings I LLC, 8.00%, 06/15/27
(c)
..... 134 139,505
Jane Street Group
(c)
6.13% , 11/01/32 ................... 215 217,915
6.75% , 05/01/33 ................... 371 385,334
Osaic Holdings, Inc.
(c)
6.75% , 08/01/32 ................... 385 397,642
8.00% , 08/01/33 ................... 643 666,403
UBS Group AG
(c)(d)(g)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 1,095 1,206,158
(USISSO05 + 3.63%), 6.85% .......... 405 417,629
(USISSO05 + 3.08%), 7.00% .......... 745 763,439
(USISSO05 + 3.12%), 6.60% .......... 735 738,933
(USISSO05 + 4.16%), 7.75% .......... 2,061 2,224,252
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 1,240 1,476,675
(USISSO05 + 3.18%), 7.13% .......... 850 874,613
(USISSO05 + 3.30%), 7.00% .......... 1,220 1,243,703
23,574,995
Chemicals — 3.0%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(c) (e)
.......... 715 602,149
Avient Corp., 6.25%, 11/01/31
(c)
.......... 224 227,477
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
................. 829 867,316
Axalta Coating Systems LLC, 3.38%, 02/15/29
(c)
512 485,071
Celanese US Holdings LLC, 6.75%, 04/15/33 .. 527 524,777
Chemours Co. (The)
5.38% , 05/15/27 ................... 903 902,254
5.75% , 11/15/28
(c)
.................. 1,127 1,099,247
8.00% , 01/15/33
(c)
.................. 448 445,610
Element Solutions, Inc., 3.88%, 09/01/28
(c)
... 3,409 3,303,770
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(a)
...................... EUR 100 118,293
HB Fuller Co., 4.25%, 10/15/28 .......... USD 185 179,890
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.... 651 570,334
Ingevity Corp., 3.88%, 11/01/28
(c)
......... 132 126,829
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(c)
1,772 1,745,621
Itelyum Regeneration SpA, 5.75%, 04/15/30
(a)
. EUR 100 119,447
Kronos International, Inc.
(a)
9.50% , 03/15/29 ................... 100 123,724
9.50% , 03/15/29 ................... 100 123,724
Lune Holdings SARL, 5.63%, 11/15/28
(a)
..... 100 36,264
Mativ Holdings, Inc., 8.00%, 10/01/29
(c)
..... USD 384 380,183
Maxam Prill SARL, 6.00%, 07/15/30
(a)
...... EUR 107 127,535
Methanex US Operations, Inc., 6.25%, 03/15/32
(c)
USD 296 301,171
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
. 388 380,242
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olympus Water US Holding Corp.
9.75% , 11/15/28
(c)
.................. USD 2,775 $ 2,912,362
5.38% , 10/01/29
(a)
.................. EUR 200 222,697
6.25% , 10/01/29
(c)
.................. USD 604 586,482
7.25% , 06/15/31
(c)
.................. 2,595 2,630,746
6.13% , 02/15/33
(a)
.................. EUR 100 117,685
7.25% , 02/15/33
(c)
.................. USD 2,833 2,835,951
Qnity Electronics, Inc.
(c)
5.75% , 08/15/32 ................... 848 854,467
6.25% , 08/15/33 ................... 655 668,877
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... 222 215,686
4.00% , 04/01/31 ................... 325 299,923
4.38% , 02/01/32 ................... 533 492,126
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
...................... 2,049 2,005,474
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(c)
...................... 1,254 1,258,143
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 ................... 354 351,805
5.63% , 08/15/29 ................... 4,081 3,793,280
7.38% , 03/01/31 ................... 997 1,016,750
6.63% , 08/15/32 ................... 1,531 1,513,822
34,567,204
Commercial Services & Supplies — 4.0%
ADT Security Corp. (The)
(c)
4.88% , 07/15/32 ................... 212 205,311
5.88% , 10/15/33 ................... 1,373 1,373,000
Allied Universal Holdco LLC
4.63% , 06/01/28
(c)
.................. 4,114 4,033,199
4.88% , 06/01/28
(a)
.................. GBP 150 197,218
6.00% , 06/01/29
(c)
.................. USD 3,130 3,076,959
6.88% , 06/15/30
(c)
.................. 2,258 2,320,840
7.88% , 02/15/31
(c)
.................. 6,063 6,357,030
Amber Finco plc, 6.63%, 07/15/29
(a)
........ EUR 111 136,973
APCOA Group GmbH, 6.00%, 04/15/31
(a)
.... 106 126,014
APi Group DE, Inc.
(c)
4.13% , 07/15/29 ................... USD 453 436,606
4.75% , 10/15/29 ................... 225 220,570
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.... 251 249,816
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a) (d)
..................... EUR 100 118,132
Brink's Co. (The)
(c)
6.50% , 06/15/29 ................... USD 408 419,872
6.75% , 06/15/32 ................... 1,100 1,144,160
Deluxe Corp., 8.13%, 09/15/29
(c)
.......... 335 349,812
Garda World Security Corp.
(c)
4.63% , 02/15/27 ................... 508 504,146
7.75% , 02/15/28 ................... 1,247 1,278,305
6.00% , 06/01/29 ................... 420 416,398
8.25% , 08/01/32 ................... 1,962 2,033,795
8.38% , 11/15/32 ................... 3,105 3,223,073
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 ................... 689 672,657
4.75% , 06/15/29 ................... 342 337,320
4.38% , 08/15/29 ................... 1,000 975,610
6.75% , 01/15/31 ................... 1,017 1,064,210
Luna 1.5 SARL
(e)
10.50% , ( 10.50 % Cash or 10.50 % PIK),
07/01/32
(c)
..................... EUR 325 390,511
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(a)
..................... 100 120,157
Madison IAQ LLC
(c)
4.13% , 06/30/28 ................... USD 504 491,884

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.88% , 06/30/29 ................... USD 1,477 $ 1,459,129
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
...................... 1,020 1,019,107
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(c)
...................... 1,042 1,070,830
Reworld Holding Corp., 4.88%, 12/01/29
(c)
.... 365 343,271
RR Donnelley & Sons Co., 9.50%, 08/01/29
(c)
.. 1,559 1,597,764
Veritiv Operating Co., 10.50%, 11/30/30
(c)
.... 422 452,902
Waste Pro USA, Inc., 7.00%, 02/01/33
(c)
..... 4,052 4,197,049
Williams Scotsman, Inc.
(c)
6.63% , 06/15/29 ................... 473 483,811
6.63% , 04/15/30 ................... 891 917,075
7.38% , 10/01/31 ................... 1,045 1,091,337
Wrangler Holdco Corp., 6.63%, 04/01/32
(c)
... 1,352 1,409,729
46,315,582
Communications Equipment — 0.3%
(c)
CommScope LLC, 4.75%, 09/01/29 ........ 2,672 2,654,845
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 430 405,417
3,060,262
Construction & Engineering — 0.6%
AECOM, 6.00%, 08/01/33
(c)
............. 2,115 2,162,355
Arcosa, Inc.
(c)
4.38% , 04/15/29 ................... 595 578,570
6.88% , 08/15/32 ................... 343 358,261
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
...................... 3,204 3,193,788
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.... 279 272,484
Heathrow Finance plc, 6.63%, 03/01/31
(a)
.... GBP 100 135,133
Pike Corp., 8.63%, 01/31/31
(c)
........... USD 214 229,568
6,930,159
Consumer Finance — 1.3%
Azorra Finance Ltd.
(c)
7.75% , 04/15/30 ................... 434 455,158
7.25% , 01/15/31 ................... 338 351,956
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(c) (d)
.... 119 122,194
GGAM Finance Ltd.
(c)
8.00% , 06/15/28 ................... 264 279,432
6.88% , 04/15/29 ................... 632 655,391
5.88% , 03/15/30 ................... 560 567,700
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(c)
...................... 1,489 1,535,338
Navient Corp.
9.38% , 07/25/30 ................... 530 585,792
7.88% , 06/15/32 ................... 740 778,671
OneMain Finance Corp.
6.63% , 05/15/29 ................... 1,137 1,168,689
5.38% , 11/15/29 ................... 478 472,581
7.88% , 03/15/30 ................... 631 667,696
6.13% , 05/15/30 ................... 994 1,006,609
4.00% , 09/15/30 ................... 471 437,821
7.50% , 05/15/31 ................... 314 328,244
7.13% , 11/15/31 ................... 265 274,801
6.75% , 03/15/32 ................... 1,573 1,602,133
7.13% , 09/15/32 ................... 644 665,276
6.50% , 03/15/33 ................... 1,288 1,290,035
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(c)
1,289 1,371,385
Volkswagen International Finance NV,
(EUAMDB08 + 3.49%), 5.99%
(a) (d) (g)
...... EUR 100 121,839
14,738,741
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., 6.25%, 03/15/33
(c)
..... USD 969 $ 990,996
Bellis Acquisition Co. plc
(a)
8.13% , 05/14/30 ................... GBP 163 209,789
8.00% , 07/01/31 ................... EUR 100 119,151
Boots Group Finco LP
5.38% , 08/31/32
(c)
.................. 1,095 1,322,551
5.38% , 08/31/32
(a)
.................. 100 120,781
7.38% , 08/31/32
(c)
.................. GBP 480 657,639
KeHE Distributors LLC, 9.00%, 02/15/29
(c)
.... USD 439 461,895
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.56% , 07/01/29
(a) (d)
............... EUR 200 237,423
Market Bidco Finco plc, 6.75%, 01/31/31
(a)
... 100 115,935
New Immo Holding SA, 3.25%, 07/23/27
(a)
.... 100 115,686
Ocado Group plc, 11.00%, 06/15/30
(a)
...... GBP 100 135,122
Performance Food Group, Inc.
(c)
4.25% , 08/01/29 ................... USD 181 175,821
6.13% , 09/15/32 ................... 2,221 2,274,995
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
. 609 608,952
US Foods, Inc.
(c)
4.75% , 02/15/29 ................... 126 124,116
7.25% , 01/15/32 ................... 572 598,851
8,269,703
Containers & Packaging — 2.8%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(c)
.................. 971 970,766
3.00% , 09/01/29
(a)
.................. EUR 200 216,473
4.00% , 09/01/29
(c)
.................. USD 3,289 3,044,024
Ardagh Packaging Finance plc
2.13% , 08/15/26
(a)
.................. EUR 509 581,116
4.13% , 08/15/26
(c)
.................. USD 2,234 2,144,640
Ball Corp.
4.25% , 07/01/32 ................... EUR 505 606,424
5.50% , 09/15/33
(c)
.................. USD 600 606,449
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 ................... 942 952,730
6.88% , 01/15/30 ................... 1,649 1,691,559
8.75% , 04/15/30 ................... 1,354 1,390,887
6.75% , 04/15/32 ................... 2,697 2,766,745
Crown Americas LLC, 5.88%, 06/01/33
(c)
..... 1,986 2,006,081
Graphic Packaging International LLC, 2.63%,
02/01/29
(a)
...................... EUR 200 227,336
Kleopatra Finco SARL, 4.25%, 03/01/26
(a)
.... 100 66,089
LABL, Inc.
(c)
5.88% , 11/01/28 ................... USD 177 137,141
9.50% , 11/01/28 ................... 1,305 1,108,647
8.63% , 10/01/31 ................... 488 358,501
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 04/15/27 ................... 8,731 8,816,590
9.25% , 04/15/27 ................... 779 780,782
OI European Group BV
6.25% , 05/15/28
(c)
.................. EUR 113 136,924
5.25% , 06/01/29
(a)
.................. 100 120,847
Sealed Air Corp.
(c)
4.00% , 12/01/27 ................... USD 351 344,468
5.00% , 04/15/29 ................... 146 145,186
7.25% , 02/15/31 ................... 60 62,959
6.50% , 07/15/32 ................... 271 280,677
Silgan Holdings, Inc., 4.25%, 02/15/31
(c)
..... EUR 920 1,084,483
Trivium Packaging Finance BV
6.63% , 07/15/30
(c)
.................. 245 302,374
6.63% , 07/15/30
(a)
.................. 245 302,373
8.25% , 07/15/30
(c)
.................. USD 800 853,395

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
12.25% , 01/15/31
(c)
................. USD 302 $ 326,867
32,433,533
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 18 17,078
Gates Corp., 6.88%, 07/01/29 ........... 776 805,216
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 124 118,446
6.50% , 07/15/32 ................... 1,396 1,430,768
2,371,508
Diversified Consumer Services — 0.8%
Belron UK Finance plc, 5.75%, 10/15/29
(c)
.... 1,788 1,811,305
Pachelbel Bidco SpA
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27% , 05/17/31
(d)
................ EUR 100 118,281
7.13% , 05/17/31 ................... 100 126,494
Service Corp. International
3.38% , 08/15/30 ................... USD 305 282,603
4.00% , 05/15/31 ................... 173 163,112
5.75% , 10/15/32 ................... 2,595 2,628,937
Sotheby's
(c)
7.38% , 10/15/27 ................... 1,591 1,586,516
5.88% , 06/01/29 ................... 1,130 1,029,635
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
..... 1,154 1,215,878
8,962,761
Diversified REITs — 0.5%
Digital Realty Trust LP, 1.88%, 11/15/29
(c) (h)
... 223 234,150
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.... 198 192,180
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(c)
.............. 1,191 1,147,577
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(a) (d) (g)
..................... EUR 100 119,255
Uniti Group LP, 10.50%, 02/15/28
(c)
........ USD 3,581 3,771,509
5,464,671
Diversified Telecommunication Services — 5.0%
Altice Financing SA
(c)
5.00% , 01/15/28 ................... 553 429,958
5.75% , 08/15/29 ................... 1,216 915,040
Altice France SA
3.38% , 01/15/28
(a)
.................. EUR 185 186,792
5.50% , 01/15/28
(c)
.................. USD 503 442,640
5.13% , 01/15/29
(c)
.................. 400 344,000
5.13% , 07/15/29
(c)
.................. 4,557 3,891,678
5.50% , 10/15/29
(c)
.................. 200 172,987
CCO Holdings LLC
(c)
5.38% , 06/01/29 ................... 302 299,986
6.38% , 09/01/29 ................... 1,535 1,556,085
4.75% , 03/01/30 ................... 746 715,837
4.50% , 08/15/30 ................... 334 315,435
4.25% , 02/01/31 ................... 701 645,783
7.38% , 03/01/31 ................... 4,331 4,468,661
4.75% , 02/01/32 ................... 86 79,530
4.50% , 06/01/33 ................... 57 50,676
4.25% , 01/15/34 ................... 3,834 3,314,734
Digi Romania SA, 3.25%, 02/05/28
(a)
....... EUR 100 115,497
eircom Finance DAC, 5.00%, 04/30/31
(a)
..... 112 134,685
Fibercop SpA
4.75% , 06/30/30
(a)
.................. 100 119,253
5.13% , 06/30/32
(a)
.................. 100 119,332
Series 2034 , 6.00% , 09/30/34
(c)
......... USD 984 937,911
7.20% , 07/18/36
(c)
.................. 1,168 1,176,617
Frontier Communications Holdings LLC
5.88% , 10/15/27
(c)
.................. 746 745,549
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00% , 05/01/28
(c)
.................. USD 1,499 $ 1,495,629
6.75% , 05/01/29
(c)
.................. 310 313,092
5.88% , 11/01/29 ................... 509 514,049
6.00% , 01/15/30
(c)
.................. 661 668,775
8.75% , 05/15/30
(c)
.................. 2,995 3,128,712
8.63% , 03/15/31
(c)
.................. 930 980,463
Iliad SA
(a)
5.63% , 02/15/30 ................... EUR 100 126,057
4.25% , 01/09/32 ................... 100 118,043
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(a)
. 200 237,671
Level 3 Financing, Inc.
(c)
3.63% , 01/15/29 ................... USD 174 150,589
4.88% , 06/15/29 ................... 2,476 2,327,688
4.50% , 04/01/30 ................... 1,379 1,259,857
3.88% , 10/15/30 ................... 333 290,740
4.00% , 04/15/31 ................... 163 140,189
6.88% , 06/30/33 ................... 5,841 5,952,691
7.00% , 03/31/34 ................... 5,641 5,738,641
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(a)
. EUR 151 184,499
Lumen Technologies, Inc.
(c)
4.13% , 04/15/30 ................... USD 450 440,892
10.00% , 10/15/32 .................. 576 582,890
Maya SAS, 7.00%, 04/15/32
(c)
........... 1,200 1,223,765
Sable International Finance Ltd., 7.13%,
10/15/32
(c)
...................... 1,254 1,270,333
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,086 1,203,062
Virgin Media Secured Finance plc
(a)
4.25% , 01/15/30 ................... GBP 100 124,731
4.13% , 08/15/30 ................... 200 245,526
Windstream Services LLC
(c)
8.25% , 10/01/31 ................... USD 3,904 4,044,061
7.50% , 10/15/33 ................... 1,064 1,063,713
Zayo Group Holdings, Inc.
(c)(d)
6.25% , 03/09/30 ................... 1,388 1,329,043
9.00% , 09/09/30 ................... 682 646,037
56,980,104
Electric Utilities — 1.9%
Alpha Generation LLC, 6.75%, 10/15/32
(c)
.... 1,191 1,229,458
California Buyer Ltd.
5.63% , 02/15/32
(a)
.................. EUR 100 122,184
6.38% , 02/15/32
(c)
.................. USD 594 608,809
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(a)
.................. EUR 100 120,180
6.75% , 02/28/30
(c)
.................. USD 1,400 1,454,236
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(d)
............ 366 386,598
EDP SA
(a)(d)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................. EUR 100 121,485
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................. 100 120,703
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (d) (g)
................ 100 119,135
NextEra Energy Capital Holdings, Inc.
(d)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... USD 345 370,782
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 665 690,510
NRG Energy, Inc.
(c)
5.75% , 07/15/29 ................... 634 634,758
6.00% , 02/01/33 ................... 2,020 2,051,453
5.75% , 01/15/34 ................... 1,831 1,829,131

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.25% , 11/01/34 ................... USD 2,788 $ 2,857,954
6.00% , 01/15/36 ................... 4,884 4,884,702
Pattern Energy Operations LP, 4.50%, 08/15/28
(c)
118 115,006
Public Power Corp. SA, 4.63%, 10/31/31
(a)
... EUR 100 120,915
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (d) (g)
..................... 100 121,991
Vistra Operations Co. LLC
(c)
7.75% , 10/15/31 ................... USD 1,069 1,131,207
6.88% , 04/15/32 ................... 660 690,279
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(c)
................. 2,360 2,473,280
22,254,756
Electrical Equipment — 0.1%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (d) (g)
........... EUR 100 122,470
Sensata Technologies BV, 4.00%, 04/15/29
(c)
.. USD 29 27,830
Vertiv Group Corp., 4.13%, 11/15/28
(c)
...... 625 610,300
760,600
Electronic Equipment, Instruments & Components — 0.5%
(c)
Coherent Corp., 5.00%, 12/15/29 ......... 790 779,101
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 278 285,033
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 1,286 1,241,191
3.75% , 02/15/31 ................... 1,293 1,193,282
6.63% , 07/15/32 ................... 1,801 1,863,635
Zebra Technologies Corp., 6.50%, 06/01/32 ... 362 371,802
5,734,044
Energy Equipment & Services — 1.8%
Archrock Partners LP
(c)
6.88% , 04/01/27 ................... 160 160,007
6.25% , 04/01/28 ................... 845 846,169
6.63% , 09/01/32 ................... 1,642 1,684,334
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
. 285 302,010
Enerflex Ltd., 9.00%, 10/15/27
(c)
.......... 211 214,835
Kodiak Gas Services LLC
(c)
7.25% , 02/15/29 ................... 1,262 1,309,533
6.50% , 10/01/33 ................... 958 975,413
6.75% , 10/01/35 ................... 722 741,318
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
.... 570 578,612
Noble Finance II LLC, 8.00%, 04/15/30
(c)
..... 290 300,167
Oceaneering International, Inc., 6.00%, 02/01/28 171 173,115
OEG Finance plc, 7.25%, 09/27/29
(a)
....... EUR 100 122,709
Star Holding LLC, 8.75%, 08/01/31
(c)
....... USD 659 653,863
Tidewater, Inc., 9.13%, 07/15/30
(c)
......... 613 657,412
Transocean International Ltd.
(c)
8.00% , 02/01/27 ................... 1,017 1,015,586
8.25% , 05/15/29 ................... 479 472,230
8.75% , 02/15/30 ................... 445 467,953
8.50% , 05/15/31 ................... 290 284,209
7.88% , 10/15/32 ................... 592 592,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
...................... 129 131,881
USA Compression Partners LP
(c)
7.13% , 03/15/29 ................... 1,197 1,234,495
6.25% , 10/01/33 ................... 1,688 1,694,457
Valaris Ltd., 8.38%, 04/30/30
(c)
........... 1,192 1,237,110
Vallourec SACA, 7.50%, 04/15/32
(c)
........ 971 1,034,566
Weatherford International Ltd.
(c)
8.63% , 04/30/30 ................... 1,825 1,865,608
6.75% , 10/15/33 ................... 1,520 1,521,057
20,270,649
Security
Par (000)
Par (000) Value
Entertainment — 0.7%
Banijay Entertainment SAS, 7.00%, 05/01/29
(a)
. EUR 100 $ 121,724
Cinemark USA, Inc., 7.00%, 08/01/32
(c)
..... USD 196 203,713
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 478 414,538
Live Nation Entertainment, Inc.
(c)
4.75% , 10/15/27 ................... 228 226,491
3.75% , 01/15/28 ................... 728 710,278
Odeon Finco plc, 12.75%, 11/01/27
(c)
....... 800 828,601
Pinewood Finco plc, 6.00%, 03/27/30
(a)
...... GBP 112 151,497
Playtika Holding Corp., 4.25%, 03/15/29
(c)
.... USD 187 171,679
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(c)
638 605,041
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 5,480 4,374,794
7,808,356
Financial Services — 3.7%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(d)
..... 934 927,840
Block, Inc.
2.75% , 06/01/26 ................... 100 98,686
5.63% , 08/15/30
(c)
.................. 1,035 1,048,639
6.50% , 05/15/32 ................... 4,242 4,390,496
6.00% , 08/15/33
(c)
.................. 1,592 1,630,272
Boost Newco Borrower LLC, 7.50%, 01/15/31
(c)
2,038 2,162,102
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(d)
............ 640 656,895
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30
(c)
...................... 746 748,745
Encore Issuances SA, Series 155, (3-mo.
EURIBOR + 10.00%), 2.13%, 11/06/25
(a) (d)
.. EUR 12 13,552
Freedom Mortgage Holdings LLC
(c)
9.25% , 02/01/29 ................... USD 422 444,018
9.13% , 05/15/31 ................... 756 804,045
8.38% , 04/01/32 ................... 470 492,631
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(a)
.. EUR 64 76,387
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. USD 446 453,906
ION Platform Finance SARL, 6.50%, 09/30/30
(a)
EUR 100 117,405
ION Platform Finance US, Inc., 7.88%,
09/30/32
(c)
...................... USD 3,038 3,018,040
Jefferies Finance LLC
(c)
5.00% , 08/15/28 ................... 665 642,513
6.63% , 10/15/31 ................... 211 212,405
Midcap Financial Issuer Trust
(c)
6.50% , 05/01/28 ................... 932 925,617
5.63% , 01/15/30 ................... 1,000 942,910
Nationstar Mortgage Holdings, Inc.
(c)
6.00% , 01/15/27 ................... 6 6,000
6.50% , 08/01/29 ................... 1,350 1,384,949
5.13% , 12/15/30 ................... 321 323,825
5.75% , 11/15/31 ................... 377 380,960
7.13% , 02/01/32 ................... 1,978 2,064,642
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (d) (g)
................ GBP 200 267,635
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29 ................... USD 405 429,825
7.13% , 11/15/30 ................... 276 287,388
6.88% , 05/15/32 ................... 1,195 1,238,256
6.75% , 02/15/34 ................... 500 510,043
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(a)
...................... EUR 111 128,071
ProGroup AG
(a)
5.13% , 04/15/29 ................... 100 119,500
5.38% , 04/15/31 ................... 100 118,546

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Rocket Cos., Inc.
(c)
6.13% , 08/01/30 ................... USD 3,400 $ 3,489,488
6.38% , 08/01/33 ................... 2,956 3,050,929
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 ................... 148 144,970
3.88% , 03/01/31 ................... 83 77,509
4.00% , 10/15/33 ................... 119 108,681
Shift4 Payments LLC
6.75% , 08/15/32
(c)
.................. 2,805 2,900,064
5.50% , 05/15/33
(a)
.................. EUR 100 122,249
5.50% , 05/15/33
(c)
.................. 755 922,975
Stena International SA, 7.25%, 01/15/31
(c)
.... USD 200 203,904
UWM Holdings LLC
(c)
6.63% , 02/01/30 ................... 1,032 1,049,836
6.25% , 03/15/31 ................... 533 530,462
Walker & Dunlop, Inc., 6.63%, 04/01/33
(c)
.... 851 870,272
WEX, Inc., 6.50%, 03/15/33
(c)
........... 1,533 1,565,627
Worldline SA
(a)
0.00% , 07/30/26
(h) (i)
................. EUR 7 7,836
0.88% , 06/30/27 ................... 100 98,887
42,210,433
Food Products — 1.1%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
....... USD 233 225,756
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(c) (e)
............. 4,108 4,155,480
Chobani LLC
(c)
4.63% , 11/15/28 ................... 1,918 1,896,579
7.63% , 07/01/29 ................... 2,135 2,226,265
Darling Global Finance BV
4.50% , 07/15/32
(a)
.................. EUR 100 118,535
4.50% , 07/15/32
(c)
.................. 540 640,091
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
... USD 88 88,841
Fiesta Purchaser, Inc.
(c)
7.88% , 03/01/31 ................... 45 47,490
9.63% , 09/15/32 ................... 235 253,704
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(a)
.. EUR 100 118,439
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.76%, 12/15/29
(a) (d)
........... 100 118,251
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 ................... USD 76 75,725
4.13% , 01/31/30 ................... 525 504,117
4.38% , 01/31/32 ................... 88 83,171
Post Holdings, Inc.
(c)
4.50% , 09/15/31 ................... 616 575,497
6.25% , 02/15/32 ................... 134 137,763
6.38% , 03/01/33 ................... 808 815,522
6.25% , 10/15/34 ................... 654 659,443
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
..... 122 116,958
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(a)
EUR 100 120,799
12,978,426
Gas Utilities — 0.1%
(c)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(d)
................. USD 569 588,581
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 367 384,204
Suburban Propane Partners LP, 5.00%, 06/01/31 102 97,052
1,069,837
Ground Transportation — 0.5%
Albion Financing 1 SARL
5.38% , 05/21/30
(a)
.................. EUR 100 121,792
7.00% , 05/21/30
(c)
.................. USD 1,399 1,446,986
BCP V Modular Services Finance II plc, 6.50%,
07/10/31
(a)
...................... EUR 209 229,402
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(a)
...................... EUR 161 $ 141,712
Boels Topholding BV, 5.75%, 05/15/30
(a)
..... 107 130,289
Edge Finco plc, 8.13%, 08/15/31
(a)
........ GBP 140 200,760
EquipmentShare.com, Inc., 8.00%, 03/15/33
(c)
. USD 353 377,266
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(c)
. 1,256 1,276,274
Hertz Corp. (The), 12.63%, 07/15/29
(c)
...... 402 426,179
Kapla Holding SAS
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.51% , 07/31/30
(d)
................ EUR 100 117,866
5.00% , 04/30/31 ................... 100 118,633
Loxam SAS
(a)
6.38% , 05/15/28 ................... 100 121,204
4.25% , 02/15/31 ................... 100 117,452
Mobico Group plc
(a)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(d) (g)
... GBP 100 82,111
4.88% , 09/26/31 ................... EUR 100 92,421
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 6.74%, 04/22/30
(d)
....... 100 116,369
Watco Cos. LLC, 7.13%, 08/01/32
(c)
........ USD 601 622,077
5,738,793
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63% , 11/01/25
(a)
.................. EUR 77 90,271
3.88% , 07/15/28
(a)
.................. 100 117,182
4.63% , 07/15/28
(c)
.................. USD 1,410 1,386,957
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
.... 3,724 3,881,106
Insulet Corp., 6.50%, 04/01/33
(c)
.......... 685 712,148
Medline Borrower LP
(c)
3.88% , 04/01/29 ................... 2,182 2,104,417
6.25% , 04/01/29 ................... 539 552,693
5.25% , 10/01/29 ................... 4,474 4,435,314
Neogen Food Safety Corp., 8.63%, 07/20/30
(c)
. 371 387,962
Sotera Health Holdings LLC, 7.38%, 06/01/31
(c)
508 533,409
14,201,459
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(c)
. 293 304,189
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
.. 759 746,967
Clariane SE, 7.88%, 06/27/30
(a)
.......... EUR 100 120,625
Community Health Systems, Inc.
(c)
6.00% , 01/15/29 ................... USD 873 847,369
5.25% , 05/15/30 ................... 2,414 2,183,811
4.75% , 02/15/31 ................... 738 638,184
10.88% , 01/15/32 .................. 1,167 1,235,966
9.75% , 01/15/34 ................... 2,554 2,616,573
Concentra Health Services, Inc., 6.88%,
07/15/32
(c)
...................... 1,033 1,072,649
DaVita, Inc.
(c)
6.88% , 09/01/32 ................... 318 328,506
6.75% , 07/15/33 ................... 502 517,661
Ephios Subco 3 SARL, 7.88%, 01/31/31
(a)
.... EUR 100 124,986
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(c)
USD 412 391,432
HealthEquity, Inc., 4.50%, 10/01/29
(c)
....... 1,836 1,780,232
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 ................... 228 246,910
11.00% , 10/15/30 .................. 2,158 2,378,455
8.38% , 02/15/32 ................... 784 835,515
10.00% , 06/01/32 .................. 1,150 1,207,453
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(a)
..... EUR 100 119,895
Molina Healthcare, Inc., 6.25%, 01/15/33
(c)
... USD 639 646,099
Option Care Health, Inc., 4.38%, 10/31/29
(c)
... 452 435,916
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c)
...................... 177 184,080

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Star Parent, Inc., 9.00%, 10/01/30
(c)
........ USD 1,114 $ 1,177,713
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(c)
3,423 3,516,263
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 1,480 1,532,212
US Acute Care Solutions LLC, 9.75%, 05/15/29
(c)
738 755,699
25,945,360
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30
(c)
403 409,581
MPT Operating Partnership LP
7.00% , 02/15/32
(c)
.................. EUR 760 932,364
7.00% , 02/15/32
(a)
.................. 104 127,587
8.50% , 02/15/32
(c)
.................. USD 2,606 2,769,036
4,238,568
Health Care Technology — 0.3%
IQVIA, Inc.
1.75% , 03/15/26
(a)
.................. EUR 190 221,726
6.25% , 06/01/32
(c)
.................. USD 2,648 2,722,517
2,944,243
Hotel & Resort REITs — 1.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(c)
...................... 565 582,455
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c)
.... 314 318,681
RHP Hotel Properties LP
(c)
4.50% , 02/15/29 ................... 454 445,249
6.50% , 04/01/32 ................... 2,457 2,526,018
6.50% , 06/15/33 ................... 808 832,151
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 ................... 258 255,397
4.00% , 09/15/29 ................... 217 204,916
Service Properties Trust
0.00% , 09/30/27
(c) (i)
................. 793 699,053
8.63% , 11/15/31
(c)
.................. 4,931 5,250,006
8.88% , 06/15/32 ................... 1,195 1,201,715
XHR LP, 6.63%, 05/15/30
(c)
............. 308 316,462
12,632,103
Hotels, Restaurants & Leisure — 4.6%
1011778 BC ULC
(c)
4.38% , 01/15/28 ................... 122 119,875
5.63% , 09/15/29 ................... 328 331,944
4.00% , 10/15/30 ................... 871 820,851
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(a)
...................... EUR 90 110,816
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.77%,
07/18/30
(a) (d)
..................... 100 112,255
Boyne USA, Inc., 4.75%, 05/15/29
(c)
....... USD 747 732,877
Caesars Entertainment, Inc.
(c)
7.00% , 02/15/30 ................... 955 982,320
6.50% , 02/15/32 ................... 1,434 1,462,663
Carnival Corp.
(c)
5.88% , 06/15/31 ................... 602 616,895
5.75% , 08/01/32 ................... 382 388,753
6.13% , 02/15/33 ................... 1,714 1,756,912
Carnival plc, 4.13%, 07/15/31
(c)
.......... EUR 1,175 1,396,495
Churchill Downs, Inc.
(c)
4.75% , 01/15/28 ................... USD 875 863,336
5.75% , 04/01/30 ................... 1,988 1,986,208
6.75% , 05/01/31 ................... 1,275 1,306,690
Essendi SA, 5.50%, 11/15/31
(a)
.......... EUR 149 180,135
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 ................... USD 1,665 1,584,644
6.75% , 01/15/30 ................... 308 289,037
Flutter Treasury DAC
4.00% , 06/04/31
(a)
.................. EUR 100 117,651
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.88% , 06/04/31
(c)
.................. USD 1,390 $ 1,410,878
Great Canadian Gaming Corp., 8.75%,
11/15/29
(c)
...................... 1,040 1,028,390
Hilton Domestic Operating Co., Inc.
(c)
5.88% , 03/15/33 ................... 1,664 1,698,604
5.75% , 09/15/33 ................... 94 95,255
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 ................... 193 198,089
7.50% , 09/01/31 ................... 385 400,384
6.25% , 10/01/33 ................... 734 735,248
Lindblad Expeditions LLC, 7.00%, 09/15/30
(c)
.. 983 1,001,962
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
671 549,867
Melco Resorts Finance Ltd.
(c)
5.63% , 07/17/27 ................... 200 199,950
5.75% , 07/21/28 ................... 200 199,900
5.38% , 12/04/29 ................... 790 771,790
7.63% , 04/17/32 ................... 1,079 1,130,253
6.50% , 09/24/33 ................... 200 200,994
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(c)
................. 800 689,362
MGM China Holdings Ltd., 7.13%, 06/26/31
(c)
.. 244 257,420
MGM Resorts International, 6.13%, 09/15/29 .. 1,007 1,024,922
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
...................... 220 213,862
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(c)
...................... 722 750,187
Motion Finco SARL, 7.38%, 06/15/30
(a)
...... EUR 100 105,762
NCL Corp. Ltd.
(c)
5.88% , 01/15/31 ................... USD 1,320 1,319,951
6.75% , 02/01/32 ................... 904 929,702
6.25% , 09/15/33 ................... 2,099 2,109,864
Pinnacle Bidco plc, 8.25%, 10/11/28
(a)
...... EUR 100 123,020
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 ................... USD 214 115,560
5.88% , 09/01/31 ................... 370 190,758
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(c)
...................... 476 482,347
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(c)
423 426,772
Sabre GLBL, Inc.
(c)
8.63% , 06/01/27 ................... 276 279,953
10.75% , 11/15/29 .................. 1,056 1,020,517
11.13% , 07/15/30 .................. 1,156 1,119,528
Scientific Games Holdings LP, 6.63%, 03/01/30
(c)
643 597,805
Station Casinos LLC
(c)
4.50% , 02/15/28 ................... 392 385,401
4.63% , 12/01/31 ................... 638 601,835
6.63% , 03/15/32 ................... 398 408,843
Stonegate Pub Co. Financing plc, 10.75%,
07/31/29
(a)
...................... GBP 100 134,858
TUI AG, 5.88%, 03/15/29
(a)
............. EUR 100 121,972
TUI Cruises GmbH, 5.00%, 05/15/30
(a)
...... 100 120,538
Vail Resorts, Inc.
(c)
5.63% , 07/15/30 ................... USD 555 558,469
6.50% , 05/15/32 ................... 884 914,012
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 ................... 612 612,235
7.00% , 02/15/29 ................... 123 123,622
9.13% , 07/15/31 ................... 1,645 1,765,611
5.88% , 10/15/33 ................... 1,838 1,839,290
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
...................... 258 257,778
Voyager Parent LLC, 9.25%, 07/01/32
(c)
..... 858 907,326
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
...................... 227 221,595

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
(c)
5.50% , 10/01/27 ................... USD 200 $ 199,900
5.63% , 08/26/28 ................... 2,991 2,985,048
4.50% , 03/07/29
(h)
.................. 200 215,400
5.13% , 12/15/29 ................... 938 917,505
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 ................... 1,013 1,014,562
7.13% , 02/15/31 ................... 1,411 1,518,724
6.25% , 03/15/33 ................... 564 572,731
52,936,468
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
4.63% , 08/01/29 ................... 208 199,175
4.63% , 04/01/30 ................... 325 307,671
6.88% , 08/01/33 ................... 417 420,577
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 157 156,902
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 ................... 418 398,343
4.88% , 02/15/30 ................... 566 530,817
Century Communities, Inc., 6.63%, 09/15/33
(c)
. 520 524,555
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
. 283 293,600
Empire Communities Corp., 9.75%, 05/01/29
(c)
. 124 130,016
K. Hovnanian Enterprises, Inc.
(c)
8.00% , 04/01/31 ................... 899 921,865
8.38% , 10/01/33 ................... 981 1,005,772
LGI Homes, Inc.
(c)
8.75% , 12/15/28 ................... 95 99,733
7.00% , 11/15/32 ................... 688 671,780
Mattamy Group Corp., 4.63%, 03/01/30
(c)
.... 262 252,870
Meritage Homes Corp., 1.75%, 05/15/28
(h)
.... 1,112 1,138,090
New Home Co., Inc. (The), 9.25%, 10/01/29
(c)
. 545 572,268
Newell Brands, Inc., 8.50%, 06/01/28
(c)
...... 564 596,563
Somnigroup International, Inc.
(c)
4.00% , 04/15/29 ................... 338 324,395
3.88% , 10/15/31 ................... 115 105,325
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
..... 290 303,896
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 31 30,966
Whirlpool Corp.
6.13% , 06/15/30 ................... 253 254,982
6.50% , 06/15/33 ................... 519 517,931
9,758,092
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 241 228,915
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(d)
............ 744 770,677
Calpine Corp., 4.50%, 02/15/28
(c)
......... 22 21,907
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 ................... 233 230,189
3.75% , 01/15/32 ................... 569 510,757
Lightning Power LLC, 7.25%, 08/15/32
(c)
..... 232 245,622
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(c) (d) (g)
..................... 477 487,903
XPLR Infrastructure LP
(c)(h)
0.00% , 11/15/25
(i)
.................. 1,926 1,911,555
2.50% , 06/15/26 ................... 1,741 1,697,475
5,876,085
Insurance — 5.5%
Acrisure LLC, 6.75%, 07/01/32
(c)
.......... 355 365,538
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 ................... 2,816 2,769,246
Security
Par (000)
Par (000) Value
Insurance (continued)
6.75% , 10/15/27 ................... USD 2,735 $ 2,740,891
5.88% , 11/01/29 ................... 2,140 2,128,840
7.00% , 01/15/31 ................... 2,090 2,159,447
7.38% , 10/01/32 ................... 1,992 2,052,622
AmWINS Group, Inc.
(c)
6.38% , 02/15/29 ................... 339 345,892
4.88% , 06/30/29 ................... 717 696,846
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc., 7.50%, 07/15/33
(c)
.. 1,015 1,039,001
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(c)
674 703,400
Ardonagh Finco Ltd.
6.88% , 02/15/31
(a)
.................. EUR 715 867,668
7.75% , 02/15/31
(c)
.................. USD 3,578 3,743,980
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(c)
3,813 4,008,585
Howden UK Refinance plc
(c)
7.25% , 02/15/31 ................... 4,465 4,597,035
8.13% , 02/15/32 ................... 2,105 2,183,933
HUB International Ltd.
(c)
7.25% , 06/15/30 ................... 6,676 6,962,434
7.38% , 01/31/32 ................... 11,350 11,819,198
Jones Deslauriers Insurance Management, Inc.
(c)
8.50% , 03/15/30 ................... 1,742 1,830,162
6.88% , 10/01/33 ................... 1,064 1,058,423
Nassau Cos. of New York (The), 7.88%,
07/15/30
(c)
...................... 289 295,160
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (d) (g)
............... EUR 200 237,914
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(c)
. USD 7,877 8,193,010
Ryan Specialty LLC, 5.88%, 08/01/32
(c)
..... 1,151 1,163,875
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(a)
.. EUR 100 123,629
USI, Inc., 7.50%, 01/15/32
(c)
............ USD 1,124 1,178,714
63,265,443
Interactive Media & Services — 0.2%
Snap, Inc.
(c)
6.88% , 03/01/33 ................... 1,842 1,882,706
6.88% , 03/15/34 ................... 922 933,185
2,815,891
IT Services — 0.8%
Acuris Finance US, Inc.
(c)
5.00% , 05/01/28 ................... 1,210 1,175,970
9.00% , 08/01/29 ................... 293 306,185
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(a)
...................... EUR 114 135,961
Atos SE
(a)(j)
9.00% , 12/18/29 ................... 139 187,115
5.00% , 12/18/30 ................... 126 139,508
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.... USD 1,700 1,691,713
Cablevision Lightpath LLC
(c)
3.88% , 09/15/27 ................... 476 462,120
5.63% , 09/15/28 ................... 855 841,042
CoreWeave, Inc., 9.25%, 06/01/30
(c)
....... 849 876,842
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
1,994 2,087,800
ION Trading Technologies SARL, 9.50%,
05/30/29
(c)
...................... 600 633,704
Twilio, Inc.
3.63% , 03/15/29 ................... 334 318,273
3.88% , 03/15/31 ................... 441 414,660
9,270,893
Life Sciences Tools & Services — 0.0%
(c)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 81 75,440
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 196 185,601
261,041

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 1.2%
Amsted Industries, Inc., 6.38%, 03/15/33
(c)
... USD 797 $ 818,025
ATS Corp., 4.13%, 12/15/28
(c)
........... 188 180,122
Chart Industries, Inc.
(c)
7.50% , 01/01/30 ................... 1,415 1,472,640
9.50% , 01/01/31 ................... 448 479,968
Enpro, Inc., 6.13%, 06/01/33
(c)
........... 472 482,404
Esab Corp., 6.25%, 04/15/29
(c)
........... 381 391,402
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(c)
...................... 329 280,473
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(c)
...................... 2,480 2,592,074
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(c)
.. 349 366,175
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
145 139,633
Terex Corp.
(c)
5.00% , 05/15/29 ................... 538 529,825
6.25% , 10/15/32 ................... 1,073 1,093,061
TK Elevator Midco GmbH, 4.38%, 07/15/27
(a)
.. EUR 472 554,773
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 3,575 3,562,360
Wabash National Corp., 4.50%, 10/15/28
(c)
... 325 301,541
13,244,476
Media — 5.5%
Cable One, Inc.
(h)
0.00% , 03/15/26
(i)
.................. 185 180,191
1.13% , 03/15/28 ................... 982 838,137
Clear Channel Outdoor Holdings, Inc.
(c)
7.75% , 04/15/28 ................... 921 919,325
7.50% , 06/01/29 ................... 1,516 1,472,360
7.88% , 04/01/30 ................... 1,975 2,073,802
7.13% , 02/15/31 ................... 2,646 2,735,043
7.50% , 03/15/33 ................... 3,076 3,216,170
CMG Media Corp., 8.88%, 06/18/29
(c)
...... 392 360,021
CSC Holdings LLC
(c)
5.50% , 04/15/27 ................... 1,067 1,012,720
5.38% , 02/01/28 ................... 1,400 1,227,358
11.25% , 05/15/28 .................. 3,169 2,933,727
11.75% , 01/31/29 .................. 1,767 1,485,948
DirecTV Financing LLC
(c)
5.88% , 08/15/27 ................... 1,383 1,381,448
8.88% , 02/01/30 ................... 1,468 1,449,975
DISH DBS Corp.
(c)
5.25% , 12/01/26 ................... 2,119 2,082,117
5.75% , 12/01/28 ................... 2,507 2,403,311
DISH Network Corp., 11.75%, 11/15/27
(c)
.... 5,233 5,537,859
EchoStar Corp.
10.75% , 11/30/29 .................. 3,913 4,305,454
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(e)
..................... 5,700 5,744,090
Gray Media, Inc.
(c)
10.50% , 07/15/29 .................. 633 684,432
9.63% , 07/15/32 ................... 1,269 1,296,458
7.25% , 08/15/33 ................... 1,465 1,451,746
Lamar Media Corp.
4.00% , 02/15/30 ................... 55 52,654
5.38% , 11/01/33
(c)
.................. 634 629,336
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
...................... 1,306 781,987
Midcontinent Communications, 8.00%, 08/15/32
(c)
541 557,394
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
... 1,585 1,555,979
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 ................... 256 254,714
4.25% , 01/15/29 ................... 1,413 1,357,174
4.63% , 03/15/30 ................... 441 423,841
7.38% , 02/15/31 ................... 466 491,603
SES SA, 4.88%, 06/24/33
(a)
............. EUR 100 122,237
Sinclair Television Group, Inc., 8.13%, 02/15/33
(c)
USD 1,778 1,824,708
Security
Par (000)
Par (000) Value
Media (continued)
Sirius XM Radio LLC
(c)
3.13% , 09/01/26 ................... USD 205 $ 202,171
5.00% , 08/01/27 ................... 1,355 1,348,494
4.00% , 07/15/28 ................... 223 215,479
Stagwell Global LLC, 5.63%, 08/15/29
(c)
..... 209 203,026
Summer BC Holdco B SARL, 5.88%, 02/15/30
(a)
EUR 100 114,671
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
...... USD 882 840,237
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (d) (e)
........... EUR 179 141,254
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................. USD 400 396,792
Univision Communications, Inc.
(c)
8.00% , 08/15/28 ................... 2,254 2,335,640
8.50% , 07/31/31 ................... 1,404 1,449,829
9.38% , 08/01/32 ................... 1,202 1,280,932
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(a)
................. GBP 100 138,994
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................. USD 893 874,738
VZ Secured Financing BV, 5.25%, 01/15/33
(a)
.. EUR 100 117,400
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
...... USD 275 249,264
Ziggo BV, 4.88%, 01/15/30
(c)
............ 565 533,279
63,285,519
Metals & Mining — 2.4%
Aris Mining Corp., 8.00%, 10/31/29
(c)
....... 209 216,054
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 ................... 580 614,103
11.50% , 10/01/31 .................. 4,356 4,837,891
Big River Steel LLC, 6.63%, 01/31/29
(c)
..... 2,000 2,000,782
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(c)
..... 1,097 1,117,915
Constellium SE
(c)
5.63% , 06/15/28 ................... 333 332,500
3.75% , 04/15/29 ................... 1,367 1,300,678
6.38% , 08/15/32 ................... 2,234 2,283,592
ERO Copper Corp., 6.50%, 02/15/30
(c)
...... 1,023 1,017,015
First Quantum Minerals Ltd.
(c)
9.38% , 03/01/29 ................... 2,017 2,133,582
8.00% , 03/01/33 ................... 367 387,330
7.25% , 02/15/34 ................... 567 584,152
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 ................... 449 443,972
4.50% , 06/01/31 ................... 3,103 2,924,672
New Gold, Inc., 6.88%, 04/01/32
(c)
........ 887 929,064
Novelis Corp.
(c)
4.75% , 01/30/30 ................... 1,170 1,127,488
6.88% , 01/30/30 ................... 928 962,312
3.88% , 08/15/31 ................... 2,472 2,253,693
6.38% , 08/15/33 ................... 2,043 2,064,116
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(a)
. EUR 500 571,521
28,102,432
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(c)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... USD 432 454,222
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 788 769,294
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 415 435,769
6.00% , 04/15/30 ................... 229 232,480
6.50% , 07/01/30 ................... 604 624,743
6.50% , 10/15/30 ................... 1,065 1,100,110
3,616,618

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.1%
(d)
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 205 $ 217,444
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(a)
...................... GBP 100 137,684
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............. USD 175 181,113
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(a) (g)
........ EUR 100 117,638
653,879
Oil, Gas & Consumable Fuels — 7.2%
Aethon United BR LP, 7.50%, 10/01/29
(c)
..... USD 868 905,234
Antero Midstream Partners LP, 6.63%, 02/01/32
(c)
704 725,072
Ascent Resources Utica Holdings LLC
(c)
9.00% , 11/01/27 ................... 413 498,966
6.63% , 07/15/33 ................... 504 512,397
Blue Racer Midstream LLC
(c)
7.00% , 07/15/29 ................... 581 602,457
7.25% , 07/15/32 ................... 468 492,179
Buckeye Partners LP
6.88% , 07/01/29
(c)
.................. 53 54,928
6.75% , 02/01/30
(c)
.................. 189 196,304
5.85% , 11/15/43 ................... 237 221,041
5.60% , 10/15/44 ................... 158 143,628
Caturus Energy LLC, 8.50%, 02/15/30
(c)
..... 1,786 1,859,527
Chord Energy Corp., 6.75%, 03/15/33
(c)
..... 318 322,194
CITGO Petroleum Corp., 8.38%, 01/15/29
(c)
... 1,234 1,282,363
Civitas Resources, Inc., 8.75%, 07/01/31
(c)
... 374 383,167
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
232 222,473
CNX Resources Corp., 7.25%, 03/01/32
(c)
.... 230 238,608
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 ................... 1,221 1,217,552
5.88% , 01/15/30 ................... 1,483 1,428,211
CQP Holdco LP, 5.50%, 06/15/31
(c)
........ 2,354 2,332,118
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 ................... 1,110 1,102,333
7.38% , 01/15/33 ................... 1,100 1,071,031
8.38% , 01/15/34 ................... 1,133 1,147,953
Delek Logistics Partners LP, 7.38%, 06/30/33
(c)
. 870 884,700
Enbridge, Inc.
(d)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 420 445,380
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 570 603,054
Energy Transfer LP
(d)
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(g)
....................... 581 600,346
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... 1,108 1,184,033
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... 805 833,229
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (d) (g)
..................... EUR 100 119,865
EQT Corp., 4.50%, 01/15/29 ............ USD 37 37,005
Excelerate Energy LP, 8.00%, 05/15/30
(c)
.... 526 559,911
Genesis Energy LP
7.75% , 02/01/28 ................... 453 456,191
7.88% , 05/15/32 ................... 814 848,964
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.00% , 05/15/33 ................... USD 449 $ 469,631
Global Partners LP, 7.13%, 07/01/33
(c)
...... 372 381,294
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(c)
...................... 378 387,901
Harvest Midstream I LP, 7.50%, 05/15/32
(c)
... 253 258,441
Hess Midstream Operations LP
(c)
6.50% , 06/01/29 ................... 622 641,490
4.25% , 02/15/30 ................... 341 330,510
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 ................... 164 164,405
5.75% , 02/01/29 ................... 412 405,861
6.00% , 04/15/30 ................... 49 48,154
6.25% , 04/15/32 ................... 41 39,333
8.38% , 11/01/33 ................... 1,319 1,385,317
6.88% , 05/15/34 ................... 1,351 1,298,918
7.25% , 02/15/35 ................... 368 359,641
Howard Midstream Energy Partners LLC
(c)
7.38% , 07/15/32 ................... 387 401,716
6.63% , 01/15/34 ................... 935 953,303
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(a)
EUR 100 118,431
ITT Holdings LLC, 6.50%, 08/01/29
(c)
....... USD 1,256 1,234,817
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
...... 84 84,489
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(c)
...................... 392 402,276
Matador Resources Co., 6.50%, 04/15/32
(c)
... 736 743,043
Murphy Oil Corp., 5.88%, 12/01/42
(j)
....... 46 40,222
NGL Energy Operating LLC
(c)
8.13% , 02/15/29 ................... 848 869,470
8.38% , 02/15/32 ................... 2,726 2,793,185
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 ................... 2,264 2,295,965
7.88% , 10/15/33 ................... 1,496 1,490,081
Northriver Midstream Finance LP, 6.75%,
07/15/32
(c)
...................... 296 302,688
Parkland Corp., 6.63%, 08/15/32
(c)
........ 467 479,871
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
.... 428 422,573
Permian Resources Operating LLC
(c)
5.88% , 07/01/29 ................... 775 778,469
7.00% , 01/15/32 ................... 429 444,932
6.25% , 02/01/33 ................... 1,610 1,640,035
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
...... 387 402,908
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(c)
109 108,116
Sunoco LP
(c)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.23%), 7.88%
(d) (g)
.. 4,578 4,649,920
5.63% , 03/15/31 ................... 373 370,248
6.25% , 07/01/33 ................... 549 558,796
5.88% , 03/15/34 ................... 378 374,727
Tallgrass Energy Partners LP
(c)
5.50% , 01/15/28 ................... 380 378,067
7.38% , 02/15/29 ................... 1,447 1,490,183
6.00% , 12/31/30 ................... 24 23,701
6.00% , 09/01/31 ................... 219 214,274
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(c)
...................... 764 747,608
TransMontaigne Partners LLC, 8.50%, 06/15/30
(c)
163 169,849
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (d)
...... EUR 100 130,184
Venture Global LNG, Inc.
(c)
9.50% , 02/01/29 ................... USD 4,389 4,836,788
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(d) (g)
.. 7,927 7,856,288
8.38% , 06/01/31 ................... 2,275 2,388,682
9.88% , 02/01/32 ................... 1,703 1,854,096

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Plaquemines LNG LLC
(c)
7.50% , 05/01/33 ................... USD 1,020 $ 1,127,110
6.50% , 01/15/34 ................... 2,659 2,799,016
7.75% , 05/01/35 ................... 926 1,045,184
6.75% , 01/15/36 ................... 2,774 2,946,479
Vital Energy, Inc.
7.75% , 07/31/29
(c)
.................. 209 206,975
9.75% , 10/15/30 ................... 618 645,228
7.88% , 04/15/32
(c)
.................. 1,252 1,215,363
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(c)
...................... 687 694,128
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (d) (g)
..... EUR 120 147,226
82,580,020
Paper & Forest Products — 0.0%
Fedrigoni SpA, 6.13%, 06/15/31
(a)
......... 100 116,702
Magnera Corp., 7.25%, 11/15/31
(c)
........ USD 355 334,048
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(a)
EUR 100 115,815
566,565
Passenger Airlines — 0.2%
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (d) (g)
........... 100 119,803
American Airlines, Inc.
(c)
5.75% , 04/20/29 ................... USD 108 108,413
8.50% , 05/15/29 ................... 694 723,948
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (d)
.. EUR 100 121,147
JetBlue Airways Corp., 9.88%, 09/20/31
(c)
.... USD 802 813,446
OneSky Flight LLC, 8.88%, 12/15/29
(c)
...... 658 691,922
United Airlines, Inc., 4.63%, 04/15/29
(c)
...... 168 165,428
2,744,107
Personal Care Products — 0.2%
Opal Bidco SAS
5.50% , 03/31/32
(a)
.................. EUR 100 121,513
6.50% , 03/31/32
(c)
.................. USD 909 931,494
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 1,741 1,752,673
2,805,680
Pharmaceuticals — 1.5%
1261229 BC Ltd., 10.00%, 04/15/32
(c)
...... 10,000 10,250,520
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(c)
532 550,201
Bausch Health Cos., Inc.
(c)
4.88% , 06/01/28 ................... 169 151,255
11.00% , 09/30/28 .................. 3,326 3,459,104
Bayer AG, Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%, 09/25/83
(a) (d)
..... EUR 100 125,220
Dolcetto Holdco SpA, 5.63%, 07/14/32
(a)
..... 100 120,369
Gruenenthal GmbH, 4.63%, 11/15/31
(a)
...... 100 119,871
Nidda Healthcare Holding GmbH
(a)
7.00% , 02/21/30 ................... 145 177,465
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.79% , 10/23/30
(d)
................ 100 117,615
Organon & Co., 4.13%, 04/30/28
(c)
........ USD 600 579,686
Rossini SARL
(a)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 12/31/29
(d)
................ EUR 49 58,529
6.75% , 12/31/29 ................... 100 123,861
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... 100 119,954
7.88% , 09/15/31 ................... 100 140,739
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 940 921,200
6.75% , 03/01/28 ................... 200 206,968
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.00% , 12/01/32 ................... USD 429 $ 445,624
17,668,181
Professional Services — 0.6%
(c)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 1,104 1,146,356
CACI International, Inc., 6.38%, 06/15/33 .... 1,010 1,041,866
CoreLogic, Inc., 4.50%, 05/01/28 ......... 3,689 3,576,863
KBR, Inc., 4.75%, 09/30/28 ............. 400 395,588
Science Applications International Corp.
4.88% , 04/01/28 ................... 242 239,551
5.88% , 11/01/33 ................... 713 713,221
7,113,445
Real Estate Management & Development — 0.4%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(e)
.............. EUR 253 299,010
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(a)
...................... 100 120,107
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ USD 570 577,246
7.00% , 04/15/30
(c)
.................. 455 460,460
9.75% , 04/15/30
(c)
.................. 395 431,077
Aroundtown Finance SARL, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.49%), 8.63%
(a) (d) (g)
................ GBP 100 138,496
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(c)
...................... USD 833 889,079
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(a) (j)
................ EUR 88 97,265
Five Point Operating Co. LP, 8.00%, 10/01/30
(c)
USD 252 255,722
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (d) (g)
.......... EUR 100 114,812
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (d) (g)
.......... 100 112,988
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 ................... USD 469 449,903
4.38% , 02/01/31 ................... 192 180,013
Vivion Investments SARL, 6.50%, (6.50% Cash
or 8.25% PIK), 08/31/28
(a) (e)
........... EUR 127 148,383
4,274,561
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(c)
USD 875 859,383
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33
(c)
... 230 232,342
Kioxia Holdings Corp., 6.63%, 07/24/33
(c)
.... 400 411,212
MKS, Inc., 1.25%, 06/01/30
(h)
............ 1,199 1,312,905
ON Semiconductor Corp., 0.50%, 03/01/29
(h)
.. 676 623,726
2,580,185
Software — 5.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
.. 9,776 9,696,012
Camelot Finance SA, 4.50%, 11/01/26
(c)
..... 64 63,781
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
... 2,815 2,943,902
Central Parent LLC, 8.00%, 06/15/29
(c)
...... 262 230,889
Central Parent, Inc., 7.25%, 06/15/29
(c)
...... 1,015 873,971
Clarivate Science Holdings Corp.
(c)
3.88% , 07/01/28 ................... 3,171 3,051,620
4.88% , 07/01/29 ................... 1,985 1,875,882
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 ................... 4,342 4,381,166
9.00% , 09/30/29 ................... 8,655 8,977,022
8.25% , 06/30/32 ................... 5,482 5,815,050
Elastic NV, 4.13%, 07/15/29
(c)
........... 794 762,163
Ellucian Holdings, Inc., 6.50%, 12/01/29
(c)
.... 1,998 2,029,804
Fair Isaac Corp.
(c)
4.00% , 06/15/28 ................... 515 500,860

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
6.00% , 05/15/33 ................... USD 3,539 $ 3,583,036
Helios Software Holdings, Inc.
4.63% , 05/01/28
(c)
.................. 200 193,431
7.88% , 05/01/29
(a)
.................. EUR 200 245,701
8.75% , 05/01/29
(c)
.................. USD 375 388,671
IPD 3 BV, 5.50%, 06/15/31
(a)
............ EUR 100 119,228
McAfee Corp., 7.38%, 02/15/30
(c)
......... USD 904 838,543
Oracle Corp.
5.95% , 09/26/55 ................... 315 314,031
6.10% , 09/26/65 ................... 475 474,125
SS&C Technologies, Inc., 6.50%, 06/01/32
(c)
.. 1,603 1,657,241
TeamSystem SpA
(a)(d)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53% , 07/31/31 ................. EUR 100 117,746
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19% , 07/01/32 ................. 100 117,535
UKG, Inc., 6.88%, 02/01/31
(c)
............ USD 7,909 8,160,783
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
531 503,291
57,915,484
Specialized REITs — 0.6%
Iron Mountain, Inc.
5.25% , 07/15/30
(c)
.................. 61 60,327
5.63% , 07/15/32
(c)
.................. 1,145 1,138,888
6.25% , 01/15/33
(c)
.................. 910 928,214
4.75% , 01/15/34
(a)
.................. EUR 100 117,664
4.75% , 01/15/34
(c)
.................. 640 753,049
Millrose Properties, Inc.
(c)
6.38% , 08/01/30 ................... USD 1,653 1,681,084
6.25% , 09/15/32 ................... 837 839,188
SBA Communications Corp., 3.13%, 02/01/29 . 1,442 1,348,720
6,867,134
Specialty Retail — 1.8%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(c)
.. 510 524,715
Afflelou SAS, 6.00%, 07/25/29
(a)
.......... EUR 101 123,690
Asbury Automotive Group, Inc.
4.75% , 03/01/30 ................... USD 186 181,149
5.00% , 02/15/32
(c)
.................. 101 96,983
Bubbles Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.25%, 09/30/31
(a) (d)
...... EUR 100 118,307
Carvana Co.
(c)(e)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 1,821 1,904,919
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 5,275 5,973,058
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(a)
... GBP 200 282,599
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
. USD 512 544,357
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.15%, 07/15/31
(a) (d)
...... EUR 105 124,013
eG Global Finance plc, 12.00%, 11/30/28
(c)
... USD 1,109 1,218,077
Global Auto Holdings Ltd., 11.50%, 08/15/29
(c)
. 332 350,260
Group 1 Automotive, Inc., 6.38%, 01/15/30
(c)
.. 346 353,970
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
. 111 108,680
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 ................... 373 365,448
8.25% , 08/01/31 ................... 513 542,551
Lithia Motors, Inc., 5.50%, 10/01/30
(c)
....... 521 520,349
Park River Holdings, Inc., 8.00%, 03/15/31
(c)
.. 501 507,350
PetSmart LLC, 7.50%, 09/15/32
(c)
......... 501 501,745
Staples, Inc., 10.75%, 09/01/29
(c)
......... 381 376,721
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.... 5,847 5,829,631
20,548,572
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(c)
5.88% , 07/15/30 ................... 1,141 1,160,872
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
8.50% , 07/15/31 ................... USD 1,096 $ 1,160,289
2,321,161
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC
(c)
5.25% , 07/15/32 ................... EUR 1,228 1,477,897
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(e)
..................... USD 2,392 2,524,446
Crocs, Inc., 4.13%, 08/15/31
(c)
........... 211 193,307
Hanesbrands, Inc., 9.00%, 02/15/31
(c)
...... 40 42,336
Levi Strauss & Co.
(c)
4.00% , 08/15/30 ................... EUR 365 434,838
3.50% , 03/01/31 ................... USD 462 428,937
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 5.78%, 07/01/29
(a) (d)
.. EUR 100 118,071
5,219,832
Trading Companies & Distributors — 1.6%
(c)
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... USD 47 47,640
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 715 715,113
7.88% , 12/01/30 ................... 2,221 2,360,139
7.00% , 05/01/31 ................... 2,961 3,097,378
7.00% , 06/15/32 ................... 3,688 3,859,573
5.88% , 04/15/33 ................... 1,492 1,501,358
Herc Holdings, Inc.
7.00% , 06/15/30 ................... 1,147 1,191,419
7.25% , 06/15/33 ................... 582 607,551
Imola Merger Corp., 4.75%, 05/15/29 ....... 655 637,069
QXO Building Products, Inc., 6.75%, 04/30/32 . 3,360 3,478,931
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 332 345,021
6.38% , 03/15/33 ................... 566 586,732
18,427,924
Wireless Telecommunication Services — 0.9%
Connect Finco SARL, 9.00%, 09/15/29
(c)
..... 400 420,562
Digicel International Finance Ltd., 8.63%,
08/01/32
(c)
...................... 2,620 2,687,989
Eutelsat SA, 9.75%, 04/13/29
(a)
.......... EUR 100 126,753
Maya SAS
7.00% , 10/15/28
(c)
.................. USD 336 341,386
5.38% , 04/15/30
(a)
.................. EUR 100 119,913
6.88% , 04/15/31
(a)
.................. 100 124,710
8.50% , 04/15/31
(c)
.................. USD 1,421 1,524,013
SoftBank Group Corp.
(a)
2.88% , 01/06/27 ................... EUR 150 175,315
5.38% , 01/08/29 ................... 103 125,269
5.25% , 10/10/29 ................... 100 121,057
5.75% , 07/08/32 ................... 207 253,939
Telefonica Europe BV
(a)(d)(g)
(7-Year EUR Swap Annual + 3.35%), 6.14% 100 126,653
(EUAMDB08 + 3.12%), 5.75% ......... 100 124,351
Vmed O2 UK Financing I plc
4.25% , 01/31/31
(c)
.................. USD 1,600 1,483,465
4.50% , 07/15/31
(a)
.................. GBP 100 123,045
4.75% , 07/15/31
(c)
.................. USD 800 752,997
5.63% , 04/15/32
(a)
.................. EUR 100 120,353
7.75% , 04/15/32
(c)
.................. USD 200 210,127
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(a) (d)
................ GBP 404 592,058

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Zegona Finance plc
6.75% , 07/15/29
(a)
.................. EUR 201 $ 249,582
9,803,537
Total Corporate Bonds — 88 .7%
(Cost: $ 993,325,889 ) .............................. 1,020,150,457
Fixed Rate Loan Interests
Health Care Technology — 0.5%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 5,937 5,954,046
IT Services — 0.2%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 1,584 1,587,738
Software — 0.4%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 4,729 4,755,773
Total Fixed Rate Loan Interests — 1 .1%
(Cost: $ 12,253,283 ) ............................... 12,297,557
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(d)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , 05/25/29
(k)
...................... 401 228,273
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , 05/25/29
(k)
..................... 58 32,766
Kaman Corp., 1st Lien Term Loan , 02/26/32
(k)
.. 871 867,628
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
02/26/32
(k)
....................... 8 7,635
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.75%), 6.63% -
7.06%
,
12/11/31 ................... 389 389,324
Signia Aerospace LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term SOFR +
0.00%), 6.74% - 7.06%
,
12/11/31 ........ 5 5,330
TransDigm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR + 2.50%), 6.50%
,
08/19/32 1,293 1,291,345
2,822,301
Automobile Components — 0.2%
(d)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
02/06/29 ............. 850 794,972
Clarios Global LP, 1st Lien Term Loan , 01/28/32
(k)
1,034 1,033,375
Tenneco, Inc., 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
9.05%
,
11/17/28 ................... 85 82,721
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.10% -
9.30%
,
11/17/28 ................... 531 518,895
2,429,963
Beverages — 0.0%
Sazerac Co., Inc., 1st Lien Term Loan B1 ,
06/25/32
(d) (k)
...................... 344 345,913
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30
(d)
............ 880 871,142
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(d)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.88% - 7.22%
,
09/08/32 ............. USD 132 $ 132,327
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.41%
,
07/08/30 ............. 287 280,542
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.25%
,
08/05/31 ................... 410 395,476
808,345
Capital Markets — 0.1%
(d)
Ardonagh Group Finco Pty. Ltd., Facility
1st Lien Term Loan B , (6-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 6.75% -
6.95%
,
02/18/31 ................... 496 493,338
Osaic Holdings, Inc., 1st Lien Term Loan ,
08/02/32
(k)
....................... 807 806,304
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.16%
,
06/25/31 ............ 32 31,517
1,331,159
Chemicals — 0.3%
(d)
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.01%
,
11/24/28 ........... 190 172,412
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
10/04/29 ............. 1,066 1,060,179
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.03%
,
07/03/28 ............. 838 754,149
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.16%
,
03/29/28 ........ 128 128,783
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(k)
.................. 625 619,869
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , 04/08/31
(k)
.......... 404 370,662
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR + 3.00%),
7.00%
,
08/19/32 ................... 433 433,723
3,539,777
Commercial Services & Supplies — 0.2%
(d)
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.25%),
7.51%
,
08/20/32 ................... 1,451 1,455,581
Jupiter Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
10/10/31 ................... 185 186,455
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 836 683,626
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.26%
,
02/15/29 ... 240 235,388
2,561,050
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 2.00% Floor + 4.75%),
8.91%
,
12/18/29
(d)
.................. 854 863,654

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.80%
,
08/01/30
(d)
....... USD 2,107 $ 1,904,449
Construction Materials — 0.1%
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(d) (k)
............. 1,299 1,299,080
Diversified Consumer Services — 0.1%
(d)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
12/11/28 .............. 90 90,354
Wand NewCo 3, Inc., 1st Lien Term Loan ,
01/30/31
(k)
....................... 981 977,105
1,067,459
Diversified Telecommunication Services — 0.7%
(d)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , 02/02/32
(k)
..................... 407 402,618
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.65%
,
07/01/31
(l)
....... 195 194,208
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
03/29/32
(k)
....................... 3,347 3,347,000
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.16%
,
06/01/28 ............. 129 131,097
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
04/16/29 ............. 460 456,513
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
04/15/30 ............. 275 273,162
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.55% - 7.93% 09/25/29 .............. 787 633,861
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.51%
,
01/31/29 ........ 200 199,808
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/25/30
(k)
....................... 2,428 2,353,411
7,991,678
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 10.16%
,
12/21/29
(d)
.......... 238 242,051
Energy Equipment & Services — 0.1%
Stakeholder Midstream LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR + 4.00%),
8.04%
,
01/02/31
(d)
.................. 732 733,080
Entertainment — 0.0%
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78%
,
07/22/30
(d)
............ 462 461,379
Financial Services — 0.3%
(d)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.91%
,
07/30/31 ............ 134 133,764
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
0.00%), 15.00% ( 15.00 % Cash or 15.00%
PIK), 12/09/27
(e)
.................... 38 38,369
Security
Par (000)
Par (000) Value
Financial Services (continued)
EOC BORROWER LLC, 1st Lien Term Loan B ,
03/24/32
(k)
....................... USD 432 $ 431,407
Gryphon Debt Merger Sub, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 872 873,910
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.66%
,
04/18/30 ............. 88 87,469
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.75%),
7.69%
,
09/30/32
(l)
.................. 920 910,800
Orion US Finco, Inc., 1st Lien Term Loan ,
05/21/32
(k)
....................... 249 250,245
Summit Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
10/16/31 ............. 372 373,339
3,099,303
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.76%
,
10/25/27
(d)
.................. 39 38,796
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 1st Lien Term Loan
(d)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.16% , 09/29/28 ........... 484 483,515
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41% , 01/15/31 ........... 1,292 1,291,182
1,774,697
Health Care Providers & Services — 0.2%
(d)
ACP Tara Holdings, Inc., 1st Lien Term Loan B ,
09/17/32
(k) (l)
....................... 266 266,000
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.66%
,
05/19/31 ................... 400 398,234
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
05/19/31 ............. 868 865,951
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.93% 01/31/28 ............. 548 391,618
1,921,803
Health Care Technology — 0.2%
(d)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
02/15/29
(k)
....................... 1,997 1,992,289
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.10%
,
10/01/27 ............. 795 781,761
2,774,050
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.75%
,
11/01/29
(d)
....... 281 269,918
Household Durables — 0.0%
(d)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
01/16/32 ............. 197 196,988
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.66%
,
12/19/29 ............. 92 91,891
288,879

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
(d)(k)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , 09/13/32 ...................... USD 399 $ 400,664
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , 12/02/31 ............. 832 832,524
Pinnacle Buyer, LLC, 1st Lien Term Loan ,
09/13/32 ........................ 361 361,571
1,594,759
Insurance — 0.1%
(d)
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/02/31 ............. 111 110,863
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 8.75%
,
05/06/32 ............ 1,582 1,609,127
1,719,990
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41%
,
01/31/31
(d)
............ 801 799,246
IT Services — 0.2%
(d)
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
09/19/30 ................... 501 497,113
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 187 161,569
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.25%
,
06/27/31 ............. 292 292,625
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.41%
,
06/17/31 ............. 461 460,459
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.43%
,
04/11/29 .............. 1,186 1,128,166
2,539,932
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
09/27/30
(d)
.................. 1,545 1,544,217
Machinery — 0.2%
(d)
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.92%
,
02/15/29 ........ 2,034 2,037,841
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.37%
,
12/18/28 ................... 358 78,653
2,116,494
Media — 0.6%
(d)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.82%
,
08/15/28
(l)
............. 1,116 1,076,879
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.28%
,
08/23/28 ........ 1,191 1,191,838
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(k)
....................... 1,154 1,145,762
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.75%
,
04/15/27 ................... 1,047 1,011,825
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
02/17/31 ............. USD 1,868 $ 1,823,860
Gray Media, Inc., 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.39%
,
12/01/28 ................... 320 319,663
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.53% - 11.50%
,
05/23/29 ....... 3 2,672
6,572,499
Metals & Mining — 0.0%
Star Holding LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.66%
,
07/18/31
(d)
.................. 220 217,583
Pharmaceuticals — 0.4%
(d)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.66%
,
08/02/32 ............ 1,131 1,129,111
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.70%
,
08/30/32 ............. 2,426 2,431,046
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.16%
,
04/23/31 ............. 511 511,444
4,071,601
Professional Services — 0.1%
(d)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.16%
,
08/12/32 ................... 358 355,419
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
09/29/31 ............. 155 155,314
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.78%
,
06/02/28 ................... 267 266,794
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31% 07/31/30 .............. 273 246,845
1,024,372
Semiconductors & Semiconductor Equipment — 0.1%
Qnity Electronics, Inc., 1st Lien Term Loan B ,
08/12/32
(d) (k)
...................... 921 919,849
Software — 0.7%
(d)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.50%
,
02/23/32 ............. 371 378,750
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.20%
,
07/30/31 ............. 929 927,343
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.95%
,
07/30/32 ............. 544 529,040
Cloud Software Group, Inc., 1st Lien Term Loan
B
(1-mo. CME Term SOFR + 3.25%),
7.48% , 03/21/31 ................. 1,522 1,526,808
(3-mo. CME Term SOFR + 3.25%),
7.25% , 08/16/32 ................. 449 450,467
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 463 421,260

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Delta Topco, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.52%
,
12/24/30 ................... USD 145 $ 144,139
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
10/09/29 ............. 127 126,603
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.91%
,
11/15/32 .............. 1,804 1,841,578
MH Sub I LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.25%
,
05/03/28 ................... 900 864,387
Proofpoint, Inc., 1st Lien Term Loan , 08/31/28
(k)
157 157,410
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.75%
,
04/24/28 ................... 417 417,947
Sabre GLBL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.51%
,
06/30/28 ................... 9 8,556
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... 40 37,926
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.26% , 11/15/29
(l)
.......... 125 117,717
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... 13 12,486
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.26% , 11/15/29
(l)
.......... 56 52,566
8,014,983
Technology Hardware, Storage & Peripherals — 0.2%
(d)
Finastra USA, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.04%
,
09/15/32 ................... 2,258 2,247,523
Finastra USA, Inc., 2nd Lien Term Loan , (12-mo.
CME Term SOFR + 7.00%), 10.88%
,
09/15/33 489 485,577
2,733,100
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien Term
Loan
(d)
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.68% , 01/31/28 ........... 437 437,374
(3-mo. CME Term SOFR + 4.00%), 8.31% -
8.32% , 01/29/31 ................. 1,294 1,295,513
(3-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.55% , 01/29/31 ........... 251 251,957
1,984,844
Wireless Telecommunication Services — 0.2%
(d)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.49%
,
08/09/32 ............ 857 855,929
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.01%
,
09/25/31
(l)
............. 310 309,225
Windstream Services LLC, 1st Lien Term Loan B ,
09/24/32
(k) (l)
....................... 645 638,550
1,803,704
Total Floating Rate Loan Interests — 6 .7%
(Cost: $ 77,418,404 ) ............................... 77,097,099
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021
(a) (d)
..................... GBP 100 $ 100,889
France — 0.1%
Electricite de France SA
(a)(d)(g)
(13-Year GBP Swap Semi + 4.23%), 6.00% . 400 539,610
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ EUR 200 242,311
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38% ........................ 100 116,524
898,445
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 925,404 ) ................................. 999,334
Preferred Securities
Capital Trusts — 0.6%
Aerospace & Defense — 0.1%
Boeing Co. (The) , 6.00% , 10/15/27
(h)
........ USD 12 843,188
Banks — 0.0%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(d) (g)
. 316 324,248
Electric Utilities — 0.1%
(d)(g)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 775 752,424
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
.................. 1,291 1,407,663
2,160,087
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(h)
..... 4 343,145
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (d) (g)
....................... 2,022 2,052,876
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(d) (g)
........... 852 855,178
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(h)
. 17 997,607
Total Capital Trusts — 0 .6%
(Cost: $ 7,153,081 ) ............................... 7,576,329
Shares
Shares
Preferred Stocks — 0.3%
Insurance — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 3,119,495 ) , 10.00%
(l) (m)
.............. 3,167 3,343,579

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
IT Services — 0.0%
(b)(l)
Veritas Newco ....................... 1,012 $ 23,034
Veritas Newco, Series G-1 ............... 699 15,899
38,933
Total Preferred Stocks — 0 .3%
(Cost: $ 3,153,722 ) ............................... 3,382,512
Total Preferred Securities — 0 .9%
(Cost: $ 10,306,803 ) ............................... 10,958,841
Total Long-Term Investments — 98.2%
(Cost: $ 1,102,327,765 ) ............................ 1,129,846,376
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01%
(n) (o)
................... 21,457,950 $ 21,457,950
Total Short-Term Securities — 1 .9%
(Cost: $ 21,457,950 ) ............................... 21,457,950
Total Investments — 100 .1%
(Cost: $ 1,123,785,715 ) ............................ 1,151,304,326
Liabilities in Excess of Other Assets — (0.1) % ............. (660,177)
Net Assets — 100.0% ...............................
$ 1,150,644,149
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Perpetual security with no stated maturity date.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,343,579, representing 0.29% of its net assets as of period end, and an original cost of $3,119,495.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 9,317,735 $ 12,140,215
(a)
$ — $ — $ — $ 21,457,950 21,457,950 $ 725,602 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury Long Bond ..................................................... 3 12/19/25 $ 350 $ (849)
U.S. Treasury Ultra Bond ..................................................... 4 12/19/25 480 (2,006)
$ (2,855)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 35,740,623 EUR 30,220,000 Deutsche Bank AG 12/17/25 $ 102,173
USD 241,857 EUR 205,000 UBS AG 12/17/25 100
USD 606,365 GBP 447,416 Canadian Imperial Bank of Commerce 12/17/25 4,578
USD 4,455,117 GBP 3,285,000 HSBC Bank plc 12/17/25 36,700
143,551
USD 1,926,031 EUR 1,634,116 Bank of America NA 12/17/25 (1,082)
USD 126,532 EUR 108,000 Deutsche Bank AG 12/17/25 (831)
USD 240,054 EUR 204,000 State Street Bank and Trust Co. 12/17/25 (524)
(2,437)
$ 141,114
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 15,031 $ 1,165,029 $ 1,157,753 $ 7,276
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly Barclays Bank plc 06/20/29 BB- EUR 49 $ 6,208 $ 4,788 $ 1,420
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 40 5,067 3,455 1,612
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 57 7,176 3,454 3,722
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 55 9,025 8,879 146
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 22 4,022 2,939 1,083

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
Goldman Sachs
International 12/20/30 B- EUR 22 $ 2,060 $ 2,141 $ (81)
$ 33,558 $ 25,656 $ 7,902
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 03/20/26 USD 22,001 $ 53,438 $ (198,204) $ 251,642
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 8,633 370,992 (48,813) 419,805
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 12,367 553,738 (79,313) 633,051
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 10,000 252,276 (63,161) 315,437
$ 1,230,444 $ (389,491) $ 1,619,935
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31%

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 80,625 $ — $ 80,625
Common Stocks ......................................... 8,262,463 — — 8,262,463
Corporate Bonds ........................................ — 1,020,150,457 — 1,020,150,457
Fixed Rate Loan Interests ................................... — 12,297,557 — 12,297,557
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,822,301 — 2,822,301
Automobile Components .................................. — 2,429,963 — 2,429,963
Beverages ........................................... — 345,913 — 345,913
Broadline Retail ........................................ — 871,142 — 871,142
Building Products ....................................... — 808,345 — 808,345
Capital Markets ........................................ — 1,331,159 — 1,331,159
Chemicals ............................................ — 3,539,777 — 3,539,777
Commercial Services & Supplies ............................. — 2,561,050 — 2,561,050
Communications Equipment ................................ — 863,654 — 863,654
Construction & Engineering ................................ — 1,904,449 — 1,904,449
Construction Materials .................................... — 1,299,080 — 1,299,080
Diversified Consumer Services .............................. — 1,067,459 — 1,067,459
Diversified Telecommunication Services ........................ — 7,797,470 194,208 7,991,678
Electrical Equipment ..................................... — 242,051 — 242,051
Energy Equipment & Services .............................. — 733,080 — 733,080
Entertainment ......................................... — 461,379 — 461,379
Financial Services ...................................... — 2,188,503 910,800 3,099,303
Food Products ......................................... — 38,796 — 38,796
Health Care Equipment & Supplies ........................... — 1,774,697 — 1,774,697
Health Care Providers & Services ............................ — 1,655,803 266,000 1,921,803
Health Care Technology .................................. — 2,774,050 — 2,774,050
Hotels, Restaurants & Leisure .............................. — 269,918 — 269,918
Household Durables ..................................... — 288,879 — 288,879
Industrial Conglomerates .................................. — 1,594,759 — 1,594,759
Insurance ............................................ — 1,719,990 — 1,719,990
Interactive Media & Services ............................... — 799,246 — 799,246
IT Services ........................................... — 2,539,932 — 2,539,932
Life Sciences Tools & Services .............................. — 1,544,217 — 1,544,217
Machinery ............................................ — 2,116,494 — 2,116,494
Media ............................................... — 5,495,620 1,076,879 6,572,499
Metals & Mining ........................................ — 217,583 — 217,583
Pharmaceuticals ....................................... — 4,071,601 — 4,071,601
Professional Services .................................... — 1,024,372 — 1,024,372
Semiconductors & Semiconductor Equipment .................... — 919,849 — 919,849
Software ............................................. — 7,844,700 170,283 8,014,983
Technology Hardware, Storage & Peripherals .................... — 2,733,100 — 2,733,100
Trading Companies & Distributors ............................ — 1,984,844 — 1,984,844
Wireless Telecommunication Services ......................... — 855,929 947,775 1,803,704
Foreign Agency Obligations ................................. — 999,334 — 999,334
Preferred Securities
Aerospace & Defense .................................... 843,188 — — 843,188
Banks ............................................... — 324,248 — 324,248
Electric Utilities ........................................ — 2,160,087 — 2,160,087
Financial Services ...................................... 343,145 — — 343,145
Independent Power and Renewable Electricity Producers ............ — 2,052,876 — 2,052,876
Insurance ............................................ — — 3,343,579 3,343,579
IT Services ........................................... — — 38,933 38,933
Oil, Gas & Consumable Fuels ............................... — 855,178 — 855,178
Semiconductors & Semiconductor Equipment .................... 997,607 — — 997,607
Short-Term Securities
Money Market Funds ...................................... 21,457,950 — — 21,457,950
Unfunded Floating Rate Loan Interests
(a)
........................... — 2,636 — 2,636
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield V.I. Fund

Level 1 Level 2 Level 3 Total
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... $ — $ (164) $ — $ (164)
$ 31,904,353 $ 1,112,453,988 $ 6,948,457 $ 1,151,306,798
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 15,259 $ — $ 15,259
Foreign currency exchange contracts ............................ — 143,551 — 143,551
Interest rate contracts ....................................... — 1,619,935 — 1,619,935
Liabilities
Credit contracts ........................................... — (81) — (81)
Foreign currency exchange contracts ............................ — (2,437) — (2,437)
Interest rate contracts ....................................... (2,855) — — (2,855)
$ (2,855) $ 1,776,227 $ — $ 1,773,372
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 .................................................... $ 13,978 $ 7,355,000 $ 1,146,402 $ 3,152,413 $ 11,667,793
Transfers into Level 3 .................................................................. — — 1,194,596 — 1,194,596
Transfers out of Level 3 ................................................................. (13,978) (4,741,000) (376,933) — (5,131,911)
Accrued discounts/premiums .............................................................. — — 189 — 189
Net realized gain ..................................................................... — — 14 — 14
Net change in unrealized appreciation
(a)
....................................................... — 25,061 56 230,099 255,216
Purchases .......................................................................... — — 2,008,745 — 2,008,745
Sales ............................................................................. — (2,639,061) (407,124) — (3,046,185)
Closing balance, as of September 30, 2025 ....................................................
$ — $ — $ 3,565,945 $ 3,382,512 $ 6,948,457
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025
(a)
..............
$ — $ — $ (5,498) $ 230,099 $ 224,601
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)